Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 1,262	$ 1,310
Cash and cash equivalents	19	35
Debt securities	875	909
Other	220	233
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 141	$ 124
Debt Securities Percentage	75.00%	76.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 7	$ 9
Debt Securities Percentage	21.00%	20.00%
Mortgage- backed securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt Securities Percentage	4.00%	4.00%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 26	$ 39
Cash and cash equivalents	16	30
Debt securities	0	0
Other	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	10	9
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	0	0
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	1,236	1,271
Cash and cash equivalents	3	5
Debt securities	875	909
Other	220	233
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	131	115
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 7	$ 9